Document and Entity Information - Jun. 30, 2015 - shares	Total
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2
Trading Symbol	UCIH
Entity Registrant Name	UCI HOLDINGS LTD
Entity Central Index Key	0001513050
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	0